Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Grant Activity

A summary of share grant activity under the Share Grant Plans during years ended December 31, 2016 and 2015 is presented below:

Year ended December 31, 2016	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – January 1, 2016	5,319,370	$20.50
Granted (non-vested)	—	—
Forfeited[1]	(79,692)	$20.50

Share grants outstanding – December 31, 2016	5,239,678	$20.50

[1]	Includes shares forfeited as well as shares transferred corresponding to transfer of employees from an affiliate company.

Year ended December 31, 2015	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – January 1, 2015	—	—
Granted (non-vested)	5,319,370	$20.50

Share grants outstanding – December 31, 2015	5,319,370	$20.50

Summary of Number of DSUs

Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.

Year ended December 31 (number of DSUs)	2016	2015
DSUs outstanding – January 1	20,525	—
DSUs granted	78,558	20,525

DSUs outstanding – December 31	99,083	20,525

Summary of Number of PSUs and RSUs

During 2016, Hydro One Limited granted awards under its LTIP, consisting of PSUs and RSUs, all of which are equity settled in Hydro One Limited shares, as follows:

Year ended December 31, 2016	Number of PSUs	Number of RSUs
Units outstanding – January 1, 2016	—	—
Units granted	233,710	257,260
Units forfeited	(4,820)	(4,820)

Units outstanding – December 31, 2016	228,890	252,440